UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             American Real Estate Partners, L.P.
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Martin Hirsch
Title:            Executive Vice President of American Property
                  Investors, Inc.,General Partner
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Martin Hirsch                 New York, New York                  11/12/01
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[X]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name

         28-7582                                     Beckton Corp.